Commitments and Contingencies, Indemnification (Details)	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Loss Contingencies [Line Items]
Technology licensing contracts indemnification period	5 years
Maximum [Member]
Loss Contingencies [Line Items]
Technology licensing contracts indemnification period	10 years